                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-3910

Exact name of registrant as specified in charter:      Voyageur Tax Free Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE MINNESOTA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                        PRINCIPAL       MARKET
                                                                                        AMOUNT          VALUE
                                                                                        -------------   -------------
MUNICIPAL BONDS- 95.34%
Airport Revenue Bonds - 4.16%
Minneapolis/St. Paul Metropolitan Airports Commission
  Series A 5.00% 1/1/22 (AMBAC)                                                         $   3,440,000   $   3,586,888
  Series A 5.25% 1/1/16 (MBIA)                                                              1,460,000       1,585,502
  Series A 5.25% 1/1/32 (FGIC)                                                              5,000,000       5,197,250
  Series C 5.25% 1/1/32 (FGIC)                                                              2,250,000       2,331,855
  Series C 5.50% 1/1/17 (FGIC)                                                              2,500,000       2,751,725
                                                                                                        -------------
                                                                                                           15,453,220
                                                                                                        -------------

City General Obligation Bonds - 0.94%
Minneapolis Library 5.00% 12/1/25                                                           1,500,000       1,547,385
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                           1,905,000       1,957,540
                                                                                                        -------------
                                                                                                            3,504,925
                                                                                                        -------------
Continuing Care/Retirement Revenue Bonds - 2.36%
Bloomington Housing & Redevelopment Authority Housing Revenue (Senior
 Summerhouse Bloomington Project, Presbyterian Homes Housing & Assisted Living,
 Inc.) 6.125% 5/1/35                                                                        3,420,000       3,401,087
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
 Systems) 5.75% 2/1/29                                                                      1,895,000       1,869,266
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                 3,490,000       3,475,307
                                                                                                        -------------
                                                                                                            8,745,660
                                                                                                        -------------

Corporate-Backed Revenue Bonds - 4.66%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                    6,500,000       6,531,460
International Falls Pollution Control Revenue (Boise Cascade Corp. Project) 6.85%
 12/1/29 (AMT)                                                                                500,000         526,955
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27       5,465,000       5,432,702
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues
 (Cargill, Inc. Project) Series E 6.125% 11/1/14                                            4,500,000       4,802,670
                                                                                                        -------------
                                                                                                           17,293,787
                                                                                                        -------------
Dedicated Tax & Fees Revenue Bonds - 1.33%
^Minneapolis Community Development Agency Tax Increment Revenue 6.67% 9/1/09
 (MBIA)                                                                                     5,750,000       4,934,765
                                                                                                        -------------
                                                                                                            4,934,765
                                                                                                        -------------
Escrowed to Maturity Bonds - 0.35%
Southern Minnesota Municipal Power Agency Supply System Revenue Series B 5.50%
 1/1/15 (AMBAC)                                                                               990,000       1,006,295
Western Minnesota Municipal Power Agency Supply System Revenue Series A 9.75%
 1/1/16 (MBIA)                                                                                185,000         278,529
                                                                                                        -------------
                                                                                                            1,284,824
                                                                                                        -------------
Higher Education Revenue Bonds - 4.68%
Minnesota State Higher Education Facilities Authority Revenue
  (College of St. Benedict)
   Series 4-G 6.20% 3/1/16                                                                  1,000,000       1,020,660
  (Hamline University)
   Series 4-16.00% 10/1/12                                                                  1,250,000       1,297,013
   Series 4-16.00% 10/1/16                                                                  1,790,000       1,846,886
  (St. Catherine College)
  Series 5-N1 5.25% 10/1/22                                                                 1,500,000       1,554,960
University of Minnesota Series A 5.50% 7/1/21                                               2,000,000       2,291,440
&University of Minnesota, Inverse Floater ROLs Series II-R-29
  9.204% 7/1/21                                                                             5,250,000       6,780,112
  9.712% 7/1/18                                                                             1,920,000       2,590,234
                                                                                                        -------------
                                                                                                           17,381,305
                                                                                                        -------------

Hospital Revenue Bonds - 22.05%
Bemidji Hospital Facilities Revenue (North County Health Services)
  5.00% 9/1/24 (RADIAN)                                                                       740,000         758,581
  6.05% 9/1/16                                                                                600,000         612,018
  6.05% 9/1/24                                                                              1,825,000       1,861,153
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                       2,000,000       2,014,860
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
 Health System (St. Mary's Hospital) 5.25% 2/15/33                                         13,500,000      13,523,354
Maplewood Healthcare Facility Revenue (Health East Project) 5.95% 11/15/06                  1,510,000       1,511,268
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project)
 6.00% 11/1/28                                                                              1,000,000       1,007,330
Minneapolis Health Care System Revenue Series A
  (Allina Health Systems)
  5.75%11/15/32                                                                             9,500,000       9,966,640
  (Fairview Health Services)
  5.625% 5/15/32                                                                           11,025,000      11,519,251
Minnesota Agricultural & Economic Development Board Revenue Health Care System
  (Fairview Hospital) Series A 6.375% 11/15/29                                                500,000         542,660
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B 5.50% 11/15/27            700,000         736,120
&Rochester Health Care Facilities Revenue (Mayo Foundation), Inverse Floater ROLs
  Series II-R-28
  Series A 9.204% 11/15/27                                                                  2,100,000       2,316,720
  Series B 9.204% 11/15/27                                                                  8,375,000       9,239,300
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
  5.25% 9/1/34                                                                              7,000,000       7,080,920
  Series B 5.10% 9/1/25                                                                     2,000,000       1,992,740
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
Series B
  5.25% 7/1/30                                                                              9,420,000       9,622,342
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
 Series A
  5.70% 11/1/15                                                                             1,300,000       1,303,965
  6.625% 11/1/17                                                                            5,285,000       5,331,984
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
  (Health East Project) 5.50% 11/15/27                                                      1,000,000         935,250
                                                                                                        -------------
                                                                                                           81,876,456
                                                                                                        -------------
Miscellaneous Revenue Bonds - 1.71%
Minneapolis Community Development Agency Supported Development Revenue
  Limited Tax (Common Bond Fund) Series 2A 7.125% 12/1/05                                     120,000         122,744
Minnesota Public Facilities Authority Water Pollution Control Revenue
 Series A 5.00% 3/1/20                                                                      3,000,000       3,167,011
St. Cloud Commercial Development Revenue (Northwest Center Association Project)
  7.50% 8/1/12                                                                              3,093,971       3,052,697
                                                                                                        -------------
                                                                                                            6,342,452
                                                                                                        -------------
Multifamily Housing Revenue Bonds - 10.98%
Austin Housing & Redevelopment Authority Housing Gross Revenue (Courtyard
  Residence Project) Series A 7.25% 1/1/26                                                    500,000         516,380
Brooklyn Center Multifamily Housing Revenue
  (Ponds Family Housing Project-Section 8)
  5.90% 1/1/20                                                                              1,250,000       1,254,675
  (Shingle Creek)
  5.40% 5/20/43 (GNMA) (AMT)                                                                1,000,000       1,012,960
Carver County Housing & Redevelopment Authority Multifamily Revenue (Lake Grace
 Apartments Project) Series A 6.00% 7/1/28                                                  1,435,000       1,448,331
Dakota County Housing & Redevelopment Authority Multifamily Housing Revenue
 (Affordable Housing View Pointe Project) 6.125% 11/1/17                                    2,475,000       2,277,000
Eden Prairie Multifamily Housing Revenue (Tanager Creek) Series A 8.05% 6/20/31
 (GNMA)                                                                                     7,605,000       8,047,992

Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project-Section 8)
 6.375% 4/1/20                                                                              1,000,000       1,046,000
Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8)
 5.75% 11/1/28                                                                                950,000         847,742
Little Canada Multifamily Housing Revenue (Housing Alternative Development Co.
 Project) Series A                                                                          1,340,000       1,342,358
  6.10% 12/1/17
  6.25% 12/1/27                                                                             2,900,000       2,870,362
Minneapolis Multifamily Housing Revenue
  (Grant Street Apartments Project)
  Series A 7.25% 11/1/29                                                                      750,000         710,790
  (Seward Towers Project)
  5.00% 5/20/36 (GNMA)                                                                      4,000,000       4,025,240
  (Sumner Field)
   Series A 5.50% 11/20/26 (GNMA) (AMT)                                                     1,020,000       1,054,190
  (Trinity Apartments-Section 8)
  Series A 6.75% 5/1/21                                                                     1,860,000       1,775,686
Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.30% 2/1/20       2,960,000       2,707,246
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
 Project) 7.55% 4/1/39 (AMT)                                                                1,000,000         973,010
St. Louis Park Multifamily Housing Revenue (Knollwood Apartments Project) 6.25%
 12/1/28 (FHA)                                                                              3,855,000       3,958,661
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project) Series A
 7.00% 11/1/27                                                                              1,000,000         959,800
Wadena Housing & Redevelopment Authority Multifamily Housing Revenue (Humphrey
 Manor East Project) 6.00% 2/1/19                                                           2,045,000       2,038,047
Washington County Housing & Redevelopment Authority Governmental Revenue (Briar
 Pond) Series C 7.25% 8/20/34                                                                 975,000         899,925
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
 Apartments-Section 8) 5.85% 6/1/19                                                         1,010,000       1,003,667
                                                                                                        -------------
                                                                                                           40,770,062
                                                                                                        -------------
Municipal Lease Revenue Bonds - 2.41%
St. Paul Port Authority Lease Revenue
  (Cedar Street Office Building Project)
  5.00% 12/1/22                                                                             2,500,000       2,597,700
  5.125% 12/1/27                                                                            1,000,000       1,031,650
  (Robert Street Office Building Project)

  4.75% 12/1/23                                                                             2,000,000       2,016,780
  5.00% 12/1/27                                                                             2,500,000       2,552,875
  Series 9 5.25% 12/1/27                                                                      725,000         758,771
                                                                                                        -------------
                                                                                                            8,957,776
                                                                                                        -------------
Political Subdivision General Obligation Bonds - 2.00%
Dakota County Capital Improvement Series A 4.75% 2/1/26                                     1,000,000       1,006,050
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                   4,030,000       4,066,391
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                           1,200,000       1,273,224
Ramsey County State Aid Series C 5.00% 2/1/28                                               1,060,000       1,084,550
                                                                                                        -------------
                                                                                                            7,430,215
                                                                                                        -------------

*Pre-Refunded Bonds - 7.36%
Beltrami County Housing & Redevelopment Authority Revenue 6.20% 2/1/14-05                   1,010,000       1,016,949
Bloomington Tax Increment Bonds 9.75% 2/1/08-05                                               500,000         506,495
Kenyon Wanamingo Independent School District #2172 6.00% 2/1/18-05 (MBIA)                   2,350,000       2,365,228
Minnesota Public Facilities Authority Water Pollution Control Revenue Series A 6.25%
  3/1/16-05                                                                                 4,400,000       4,447,520
North St. Paul Maplewood Independent School District #622 Series A 7.10% 2/1/25-05
  (FSA)                                                                                    10,000,000      10,086,500
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                                      615,000         686,525
  Series A 5.125% 7/1/31-11                                                                   675,000         753,503
Puerto Rico Electric Power Authority Power Revenue Series X 5.50% 7/1/25-05                 3,080,000       3,143,078

Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
  Series D 5.25% 7/1/36-12                                                                  2,930,000       3,241,195
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.75%
  1/1/18-16 (MBIA)                                                                          1,000,000       1,091,340
                                                                                                        -------------
                                                                                                           27,338,333
                                                                                                        -------------
Public Power Revenue Bonds - 11.66%
Chaska Electric Revenue Series A 6.00% 10/1/25                                              1,000,000       1,068,500
Minnesota State Municipal Power Agency Series A
  5.00% 10/1/34                                                                             1,250,000       1,237,100
  5.125% 10/1/29                                                                            3,000,000       3,033,300
Northern Minnesota Municipal Power Agency Electric System Revenue
  ^Series A 5.85% 1/1/09 (AMBAC)                                                            3,815,000       3,353,576
  Series B 4.75% 1/1/20 (AMBAC)                                                             2,500,000       2,570,125
Rochester Electric Utilities Revenue 5.25% 12/1/30                                          4,915,000       5,035,614
Shakopee Public Utilities Commission Public Utilities Revenue 5.125% 2/1/26 (MBIA)          1,000,000       1,030,120
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.00% 1/1/12 (AMBAC)                                                                      1,705,000       1,874,886
  5.00% 1/1/13 (MBIA)                                                                       5,820,000       6,384,889
  5.25% 1/1/15 (AMBAC)                                                                      3,410,000       3,810,334
  5.25% 1/1/16 (AMBAC)                                                                      1,000,000       1,119,100
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
  Floater ROLs
  Series II-R-189 5.32% 1/1/16 (AMBAC)                                                      3,500,000       3,916,850
  Series II-R-189 8.718% 1/1/15 (AMBAC)                                                     2,950,000       3,642,660
  Series II-R-189-1 5.066% 1/1/12 (AMBAC)                                                   2,500,000       2,749,125
  Series II-R-189-3 8.718% 1/1/14 (AMBAC)                                                   2,000,000       2,463,160
                                                                                                        -------------
                                                                                                           43,289,339
                                                                                                        -------------

School District General Obligation Bonds - 6.24%
Bloomington Independent School District #271 Series B 5.00% 2/1/17                          5,300,000       5,603,318
^Farmington Independent School District #192 Capital Appreciation Series B
  5.34% 2/1/21 (FSA)                                                                        1,500,000         651,240
  5.42% 2/1/20 (FSA)                                                                        1,650,000         759,281
^Lakeville Independent School District #194 Capital Appreciation Series B
  5.45% 2/1/19 (FSA)                                                                        8,000,000       3,918,720
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90%
  2/1/14 (MBIA)                                                                             1,540,000       1,055,562
 &Rockford Independent School District #883, Inverse Floater ROLS Series II-R-30-A
  9.458% 2/1/23 (FSA)                                                                       3,510,000       4,195,537
^Rosemont Independent School District #196 Capital Appreciation Series B
  5.93% 4/1/11 (FSA)                                                                        2,600,000       2,059,772
  5.96% 4/1/12 (FSA)                                                                        1,850,000       1,392,514
  6.01% 4/1/13 (FSA)                                                                        1,915,000       1,370,910
^Sartell Independent School District #748 Capital Appreciation Series B
  5.98% 2/1/13 (MBIA)                                                                         540,000         392,359
  6.10% 2/1/15 (MBIA)                                                                       1,075,000         699,879
  6.15% 2/1/16 (MBIA)                                                                       1,750,000       1,078,018
                                                                                                        -------------
                                                                                                           23,177,110
                                                                                                        -------------

Single Family Housing Revenue Bonds - 1.30%
Minnesota State Housing Finance Agency Single Family Mortgage
  Series A 5.30% 7/1/19                                                                       770,000         811,018
  Series B 5.35% 1/1/33 (AMT)                                                               2,990,000       3,018,405
  Series J 5.90% 7/1/28 (AMT)                                                                 760,000         781,523
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                     128,000         128,074
St. Paul Housing & Redevelopment Authority Single Family Mortgage Revenue Series
  C 6.90% 12/1/21 (FNMA)                                                                      100,000         100,095
                                                                                                        -------------
                                                                                                            4,839,115
                                                                                                        -------------

State General Obligation Bonds - 3.04%
Minnesota State
  5.00% 11/1/20 (FSA)                                                                       8,175,000       8,740,955
  5.00% 8/1/21                                                                              2,400,000       2,539,800
                                                                                                        -------------
                                                                                                           11,280,755
                                                                                                        -------------

Tax Increment/Special Assessment Bonds - 2.62%
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 3/1/27                  1,000,000         978,460
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13                                     6,265,000       6,738,697
Rochester Tax Increment 6.50% 12/1/04                                                       1,000,000       1,000,130
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
  Series A 6.80% 3/1/29                                                                     1,000,000       1,004,930
                                                                                                        -------------
                                                                                                            9,722,217
                                                                                                        -------------

Territorial General Obligation Bonds - 1.14%
Puerto Rico Commonwealth Public Improvement Series A
  5.00% 7/1/34                                                                              2,500,000       2,506,500
  5.50% 7/1/19 (MBIA)                                                                       1,500,000       1,733,250
                                                                                                        -------------
                                                                                                            4,239,750
                                                                                                        -------------
Territorial Revenue Bonds - 2.24%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
  5.125% 7/1/30 (FSA)                                                                         385,000         395,653
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                          1,325,000       1,343,033
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)            5,000,000       5,491,600
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
  Series D (Unrefunded Balance) 5.25% 7/1/36                                                1,070,000       1,098,762
                                                                                                        -------------
                                                                                                            8,329,048
                                                                                                        -------------
Water & Sewer Revenue Bonds - 2.11%
Minnesota Public Facilities Authority Water Pollution Control Revenue
  Series B 4.75% 3/1/19                                                                     2,000,000       2,064,640
&Minnesota Public Facilities Authority Water Pollution Control Revenue, Inverse Floater
  ROLs Series II-R-31 8.696% 3/1/14                                                         5,000,000       5,773,500
                                                                                                        -------------
                                                                                                            7,838,140
                                                                                                        -------------
TOTAL MUNICIPAL BONDS (COST $338,526,888)                                                                 354,029,254
                                                                                                        -------------
SHORT-TERM INVESTMENTS - 3.10%
**Variable Rate Demand Notes - 3.10%
Brown County Purchase Revenue Variable 1.64% 9/1/24                                         2,500,000       2,500,000
Minneapolis Library 1.54% 12/1/32 (SPA, Dexia Credit Local)                                 9,000,000       9,000,000
                                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,500,000)                                                            11,500,000
                                                                                                        -------------
TOTAL MARKET VALUE OF SECURITIES - 98.44%
  (cost $350,026,888)                                                                                     365,529,254
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.56%                                         5,792,227
                                                                                                        -------------
NET ASSETS APPLICABLE TO 29,937,897 SHARES OUTSTANDING - 100.00%                                        $ 371,321,481
                                                                                                        -------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004
^Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Tax-Free Funds - Delaware Tax-Free Minnesota Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $ 350,022,930
                                    -------------
Aggregate unrealized appreciation      16,973,493
Aggregate unrealized depreciation      (1,467,169)
                                    -------------
Net unrealized appreciation         $  15,506,324
                                    -------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Tax Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

        Jude T. Driscoll
        -----------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Tax Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

        Joseph H. Hastings
        ------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

        Jude T. Driscoll
        ------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        Jude T. Driscoll
        ------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 28, 2005

        Joseph H. Hastings
        ------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   January 28, 2005



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